ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 1) ¥ in Thousands, $ in Thousands	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2013 CNY (¥)
Current Assets
Cash and cash equivalents	¥ 54,509	$ 8,163	¥ 66,025	$ 9,888	¥ 46,268	¥ 131,978
Accounts receivable	491	74	2,051
Advances to suppliers	7,363	1,103	10,484
Advances to growers	21,672	3,245	20,796
Inventories	368,086	55,121	439,562
Income tax recoverable	48	7	48
Other current assets	4,753	711	4,793
Total current assets	478,103	71,596	543,759
Restricted cash	0	0	20,280
Land use rights, net	30,740	4,603	31,722
Plant and equipment, net	313,749	46,984	324,905
Goodwill	11,973	1,793	11,973		¥ 11,973	¥ 11,973
Acquired intangible assets, net	24,930	3,733	31,390
Other assets	2,410	362	3,079
Total assets	880,626	131,874	985,829
Current liabilities
Short-term borrowings	190,000	28,453	220,000
Current portion of long-term borrowings	27,057	4,052	24,000
Accounts payable	4,374	655	4,389
Due to growers	19,926	2,984	17,337
Due to related parties	103,905	15,560	42,284
Advance from customers	208,844	31,274	264,547
Deferred revenues	7,008	1,049	11,248
Income tax payable	0	0	37
Other payables and accrued expenses	53,388	7,995	50,298
Total current liabilities	614,502	92,022	634,140
Long-term borrowings	20,000	2,995	40,972
Other long-term liability	27,507	4,119	19,939
Total liabilities	662,009	99,136	695,051
Variable Interest Entity [Member]
Current Assets
Cash and cash equivalents	53,855	8,065	65,138
Restricted cash	21,181	3,172	0
Accounts receivable	491	74	2,051
Advances to suppliers	21,672	3,245	20,796
Advances to growers	6,885	1,031	10,483
Inventories	368,042	55,114	439,518
Income tax recoverable	48	7	49
Other current assets	4,730	708	4,292
Total current assets	476,904	71,416	542,327
Restricted cash	0	0	20,280
Land use rights, net	30,740	4,603	31,722
Plant and equipment, net	313,688	46,975	324,812
Equity investments	18,721	2,803	18,721
Goodwill	11,973	1,793	11,973
Acquired intangible assets, net	16,961	2,540	22,593
Other assets	2,410	362	3,079
Total assets	871,397	130,492	975,507
Current liabilities
Short-term borrowings	190,000	28,452	220,000
Current portion of long-term borrowings	7,023	1,052	24,000
Accounts payable	4,371	655	4,386
Due to growers	19,926	2,984	17,337
Due to related parties	103,905	15,560	40,757
Advance from customers	208,464	31,217	264,168
Deferred revenues	7,008	1,049	11,248
Income tax payable	0	0	37
Other payables and accrued expenses	53,216	7,969	49,845
Total current liabilities	593,913	88,938	631,778
Long-term borrowings	20,000	2,995	27,023
Other long-term liability	27,507	4,120	19,939
Total liabilities	¥ 641,420	$ 96,053	¥ 678,740